Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

10. SUBSEQUENT EVENTS

On March 9, 2020, the Company entered into an engagement agreement with Aegis Capital Corp. ("Aegis"), pursuant to which we engaged Aegis to act as lead underwriter in connection with a proposed public offering of common stock by the Company. In the event the contemplated offering is completed, the agreement contemplates, that (subject to execution of an underwriting agreement for the offering) Aegis will be entitled to a 8% underwriting discount, a 1% non-accountable expense allowance, reimbursement of certain expenses, and warrants to purchase 8% of the number of shares of common stock sold in the offering. The agreement has a term that ends six months from the date thereof or upon completion of the proposed offering.

From January 1, 2020 to March 31, 2020, the Company entered into and closed securities purchase agreements with accredited investors pursuant to which the Company issued and sold an aggregate of 200,000 shares of common stock for an aggregate purchase price of $1,000,000.

Between January 3, 2020 to March 17, 2020, the Company repaid $100,000 of loans due to Vantage.

On April 7, 2020, the maturity date of outstanding notes held by Lyle Hauser, consisting of (i) a promissory note, dated on or about January 14, 2019, in the original principal amount of $70,384.32,as amended by amendment No. 1 thereto, dated April 9, 2019, amendment No. 2 thereto, dated July 3, 2019, amendment No. 3 thereto, dated October 1, 2019, and amendment no. 4 thereto, dated January 17, 2020; and (ii) an original issue discount promissory note, dated on or about February 28, 2019, in the original principal amount of $110,000 (of which $100,000 has been repaid, leaving an outstanding balance of $10,000), as amended by amendment No. 1 thereto, dated April 9, 2019, amendment No. 2 thereto, dated July 3, 2019, amendment No. 3 thereto, dated October 1, 2019, and amendment No. 4 thereto, dated January 17, 2020, was extended to June 30, 2020. In consideration for the extension of the maturity date of the notes, the Company issued to the designee of Lyle Hauser 33,000 shares of common stock.

On April 8, 2020, the Company issued and sold to an accredited investor 5,000 shares of common stock for a purchase price of $25,000.

The Company's operation has been materially and adversely impacted by the Covid-19 pandemic. The Company is located in Dade County, Florida which is subject to a "stay at home" order effective March 26, 2020, until the expiration of the existing State of Emergency. The Company is not considered an "essential" business and has closed its office. Until this stay at home order is lifted and the Company can resume its normal operations, the impact of the Covid-19 pandemic on the Company is unknown.